CONGRESS LARGE CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at January 31, 2020 (Unaudited)

Shares		Value
COMMON STOCKS: 99.8%
Aerospace & Defense: 0.9%
14,600	L3Harris Technologies, Inc.	$3,231,418

Banks: 1.4%
44,000	First Republic Bank	4,878,720

Beverages: 0.8%
18,800	PepsiCo, Inc.	2,669,976

Biotechnology: 1.8%
28,000	Vertex Pharmaceuticals, Inc. (1)	6,357,400

Capital Markets: 4.9%
20,100	CME Group, Inc. - Class A	4,363,911
50,116	Moody's Corp.	12,869,288
		17,233,199
Chemicals: 1.9%
27,500	Air Products & Chemicals, Inc.	6,564,525

Commercial Services & Supplies: 2.4%
30,500	Cintas Corp.	8,508,585

Communications Equipment: 3.0%
106,200	Cisco Systems, Inc.	4,882,014
32,600	Motorola Solutions, Inc.	5,770,200
		10,652,214
Diversified Financial Services: 0.4%
4	Berkshire Hathaway, Inc. - Class A (1)	1,343,984

Entertainment: 1.3%
32,100	The Walt Disney Co.	4,439,751

Equity Real Estate Investment Trusts: 3.4%
51,788	American Tower Corp.	12,001,351

Food & Staples Retailing: 2.3%
26,900	Costco Wholesale Corp.	8,218,488

Health Care Equipment & Supplies: 6.0%
97,556	Abbott Laboratories	8,501,030
10,000	Intuitive Surgical, Inc. (1)	5,597,800
32,400	Stryker Corp.	6,826,680
		20,925,510
Household Products: 1.2%
35,300	The Procter & Gamble Co.	4,399,086

Industrial Conglomerates: 3.7%
29,800	Honeywell International, Inc.	5,161,956
20,500	Roper Technologies, Inc.	7,824,030
		12,985,986
Insurance: 1.5%
66,300	The Progressive Corp.	5,349,747

Interactive Media & Services: 6.3%
8,400	Alphabet, Inc. - Class A (1)	12,035,352
4,613	Alphabet, Inc. - Class C (1)	6,616,103
17,000	Facebook, Inc. - Class A (1)	3,432,470
		22,083,925

Internet & Direct Marketing Retail: 4.9%
8,580	Amazon.com, Inc. (1)	17,234,818

IT Services: 9.0%
21,200	Accenture PLC - Class A	4,350,452
61,600	PayPal Holdings, Inc. (1)	7,015,624
103,052	Visa, Inc. - Class A	20,504,256
		31,870,332
Life Sciences Tools & Services: 1.5%
16,700	Thermo Fisher Scientific, Inc.	5,230,273

Machinery: 1.5%
45,100	Dover Corp.	5,134,635

Multiline Retail: 1.7%
38,800	Dollar General Corp.	5,952,308

Oil, Gas & Consumable Fuels: 1.0%
33,700	Chevron Corp.	3,610,618

Personal Products: 2.0%
36,400	Estée Lauder Companies, Inc. - Class A	7,103,824

Pharmaceuticals: 2.1%
54,200	Zoetis, Inc.	7,274,182

Professional Services: 1.2%
25,920	Verisk Analytics, Inc.	4,211,222

Road & Rail: 1.6%
60,000	Canadian National Railway Co.	5,606,400

Semiconductors & Semiconductor Equipment: 1.5%
61,700	Xilinx, Inc.	5,212,416

Software: 15.9%
53,192	Adobe Systems, Inc. (1)	18,677,839
24,400	ANSYS, Inc. (1)	6,693,652
26,500	Intuit, Inc.	7,430,070
136,251	Microsoft Corp.	23,194,008
		55,995,569

Specialty Retail: 5.0%
51,695	The Home Depot, Inc.	11,791,629
95,600	The TJX Companies, Inc.	5,644,224
		17,435,853

Technology Hardware, Storage & Peripherals: 7.7%
87,390	Apple, Inc.	27,048,079

TOTAL COMMON STOCKS
(Cost $171,949,860)		350,764,394

SHORT-TERM INVESTMENTS: 0.6%
Money Market Funds: 0.6%
2,033,972	First American Treasury Obligations Fund - Class X, 1,499% (2)	2,033,972
TOTAL SHORT-TERM INVESTMENTS
(Cost $2,033,972)		2,033,972

TOTAL INVESTMENTS IN SECURITIES: 100.4%
(Cost $173,983,832)		352,798,366
Liabilities in Excess of Other Assets: (0.4)%		(1,292,963)
TOTAL NET ASSETS: 100.0%		$351,505,403

(1)	Non-income producing security.
(2)	Annualized seven-day effective yield as of January 31, 2020.

The Global Industry Classification Standard ("GICS®") sector and industry classifications were developed by and/or are the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Congress Large Cap Growth Fund's (the "Fund") administrator, U.S. Bancorp Fund Services, LLC.

Congress Large Cap Growth Fund
Summary of Fair Value Exposure at January 31, 2020 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP (Generally Accepted Accounting Principles) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2020. See the Schedule of Investments for an industry breakout.

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$350,764,394	$-	$-	$350,764,394
Short-Term Investments	2,033,972	-	-	2,033,972
Total Investments in Securities	$352,798,366	$-	$-	$352,798,366